Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000073478 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Genter Dividend Income Fund (GDIIX)
Accumulated Value	$ 10,000		$ 10,568	$ 12,610	$ 13,168	$ 14,656	$ 13,257	$ 18,654	$ 18,721	$ 18,082	$ 23,687	$ 26,386
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		10,451	12,921	13,870	15,857	17,397	24,862	21,230	23,383	32,272	39,196
MSCI US Investable Market High Dividend Yield Gross Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI US Investable Market High Dividend Yield (Gross) Index
Accumulated Value	10,000		10,915	13,049	13,682	15,284	13,957	19,297	18,871	18,328	24,327	26,498
S And P 500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Value Index
Accumulated Value	$ 10,000		$ 10,644	$ 12,732	$ 13,116	$ 15,011	$ 13,947	$ 19,652	$ 18,933	$ 20,390	$ 26,853	$ 29,364